Leases (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Schedule of Lease Components

As of September 30, 2023, the Company’s lease components included in the consolidated balance sheet were as follows:

Lease component	Balance sheet classification	September 30, 2023
Assets
ROU assets – operating lease	Other assets	$5,858,042
Total ROU assets		$5,858,042

Liabilities
Current operating lease liability	Current liabilities	$385,836
Long-term operating lease liability	Other liabilities	5,622,279
Total lease liabilities		$6,008,115

As of December 31, 2022, the Company’s lease components included in the consolidated balance sheet were as follows:

Lease component	Balance sheet classification	December 31, 2022
Assets
ROU assets - operating lease	Other assets	$1,808,034
Total ROU assets		$1,808,034

Liabilities
Current operating lease liability	Current liabilities	$231,604
Long-term operating lease liability	Other liabilities	1,669,954
Total lease liabilities		$1,901,558

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of September 30, 2023 were as follows:

2023	144,953
2024	616,158
2025	622,676
2026	638,469
2027 and beyond	5,943,918
Total future minimum lease payments	$7,966,174
Less: Interest	(1,958,059)
Total operating lease liabilities	$6,008,115

Future minimum lease payments as of December 31, 2022 were as follows:

2023	264,108
2024	251,671
2025	247,960
2026	253,235
2027 and beyond	1,063,010
Total future minimum lease payments	$2,079,984
Less: Interest	(178,426)
Total operating lease liabilities	$1,901,558

Wisconsin Fertility Institute [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Lease Components

As of June 30, 2023, the Companies’ lease components included in the combined balance sheet were as follows:

Lease component	Balance sheet classification	June 30, 2023
Assets
ROU assets – operating lease	Other assets	$855,729
Total ROU assets		$855,729

Liabilities
Current operating lease liability	Current liabilities	$202,044
Long-term operating lease liability	Other liabilities	669,638
Total lease liabilities		$871,682

As of December 31, 2022, the Companies’ lease components included in the combined balance sheet were as follows:

Lease component	Balance sheet classification	December 31, 2022
Assets
ROU assets – operating lease	Other assets	$966,487
Total ROU assets		$966,487

Liabilities
Current operating lease liability	Current liabilities	$215,805
Long-term operating lease liability	Other liabilities	762,703
Total lease liabilities		$978,508

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of June 30, 2023 were as follows:

2023	114,601
2024	233,499
2025	239,337
2026	245,320
2027	61,706
Total future minimum lease payments	$894,463
Less: Interest	(22,781)
Total operating lease liabilities	$871,682

Future minimum lease payments as of December 31, 2022 were as follows:

2023	227,804
2024	233,499
2025	239,337
2026	245,320
2027	61,706
Total future minimum lease payments	$1,007,666
Less: Interest	(29,158)
Total operating lease liabilities	$978,508